Aberdeen Funds

Aberdeen Equity Long-Short Fund

Aberdeen Small Cap Fund

Supplement to the Aberdeen Funds’ Statutory Prospectus dated February 28, 2011, as supplemented.

On page 4 of the Statutory Prospectus, the portfolio manager chart for Aberdeen Equity Long-Short Fund is replaced with the following:

Name	Title	Served Investment Adviser of Fund Since
Paul Atkinson	Head of North American Equities	1998
Douglas Burtnick, CFA®	Senior Investment Manager	2002
Jason Kotik, CFA®	Senior Investment Manager	2000
Francis Radano, III, CFA®	Investment Manager	1999
Robert Mattson	Investment Manager	2003

On page 13 of the Statutory Prospectus, the portfolio manager chart for Aberdeen Small Cap Fund is replaced with the following:

Name	Title	Served Investment Adviser of Fund Since
Paul Atkinson	Head of North American Equities	1998
Ralph Bassett	Investment Manager	2006
Douglas Burtnick, CFA®	Senior Investment Manager	2002
Jason Kotik, CFA®	Senior Investment Manager	2000
Joseph McFadden	Investment Manager	2006

The portfolio managers’ biographies on page 135-136 of the Statutory Prospectus for Aberdeen Equity Long-Short Fund and Aberdeen Small Cap Fund are replaced with the following:

Aberdeen Equity Long-Short Fund

Paul Atkinson

Paul Atkinson is Head of North American Equities. Paul joined Aberdeen in 1998 from UBS Ltd., where he was a director in its equity derivatives business. Paul previously worked for Prudential-Bache Ltd in a similar role. Paul graduated with a BSc Econ Hons from Cardiff University and was awarded a MSc Fin from Birkbeck College, University of London.

Douglas Burtnick, CFA®

Doug Burtnick is a senior investment manager on the North American Equity Team. Doug joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as a portfolio manager since May 2002. Doug previously was a portfolio manager and risk manager in the private client group at Brown Brothers Harriman & Company. Prior to that, Doug co-led the Professional Education

Group at Barra, Inc. Doug graduated with a B.S. from Cornell University. He is a CFA® Charterholder.

Jason Kotik, CFA®

Jason Kotik is a senior investment manager on the North American Equity Team. Jason joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as an assistant portfolio manager and senior equity research analyst since November 2000. Jason previously was a financial analyst with Allied Investment Advisors. Prior to that, he was a trading systems administrator with T. Rowe Price Associates. Jason is a graduate of the University of Delaware, and has earned an M.B.A. from Johns Hopkins University. He is a CFA® Charterholder.

Francis Radano, III, CFA®

Fran Radano is an investment manager on the North American Equity Team. Fran joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where, since November 1999, he had served as a senior equity research analyst providing fundamental research coverage for the consumer discretionary and consumer staples sectors. Fran previously was a research analyst and vice president at Salomon Smith Barney. Prior to that, he was an associate trader at SEI Investments. Fran received a B.A. in economics from Dickinson College, and has also earned a M.B.A. in finance from Villanova University. He is a CFA® Charterholder.

Robert W. Mattson

Robert Mattson is an investment manager on the North American Equity Team. Robert joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as an equity research analyst since December 2003. Robert previously worked for Janney Montgomery Scott, where he was a senior equity research analyst covering the software space. Prior to that, he worked for World Bank, where he was responsible for developing economic and behavioral models, along with submitting primary research results to internal and external publications. Robert graduated with a B.A. in economic history from The University of Maryland and M.B.A. as well as MSc in Finance from The Robert H. Smith School of Business at The University of Maryland, College Park.

Aberdeen Small Cap Fund

Paul Atkinson

Paul Atkinson is Head of North American Equities. Paul joined Aberdeen in 1998 from UBS Ltd., where he was a director in its equity derivatives business. Paul previously worked for Prudential-Bache Ltd in a similar role. Paul graduated with a BSc Econ Hons from Cardiff University and was awarded a MSc Fin from Birkbeck College, University of London.

Douglas Burtnick, CFA®

Doug Burtnick is a senior investment manager on the North American Equity Team. Doug joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as a portfolio manager since May 2002. Doug previously was a portfolio manager and risk manager in the private client group at Brown Brothers Harriman & Company. Prior to that, Doug co-led the Professional Education Group at Barra, Inc. Doug graduated with a B.S. from Cornell University. He is a CFA® Charterholder.

Jason Kotik, CFA®

Jason Kotik is a senior investment manager on the North American Equity Team. Jason joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as an assistant portfolio manager and senior equity research analyst since November 2000. Jason previously was a financial analyst with Allied Investment Advisors. Prior to that, he was a trading systems administrator with T. Rowe Price Associates. Jason is a graduate of the University of Delaware, and has earned an M.B.A. from Johns Hopkins University. He is a CFA® Charterholder.

Joseph McFadden

Joseph McFadden joined the North American Equity Team as an Investment Manager in November 2010. Joe joined Aberdeen in 2006 and was a senior credit analyst on the US fixed income team responsible for following companies in the Aerospace & Defense, Manufacturing, Transportation, and Services industries. Previously, Joe worked as an equity analyst for Eagle Asset Management where he focused on small and mid-size companies in the financial services industry and business services industry. Joe also worked for Raymond James & Associates as a credit analyst. Joe graduated with a BA at the University of South Florida and an MBA at the University of Chicago. Joe is a CFA Charterholder.

Ralph Bassett

Ralph Bassett is an investment manager on the North American Equity Team. Ralph joined Aberdeen in 2006 from Navigant Consulting where, since his graduation in June 2005, he had worked as a consultant on a variety of client engagements across diverse industries. Ralph previously held internships at JPMorgan Chase & Co., and Siemens AG. Ralph graduated with a B.S. in finance from Villanova University.

THIS SUPPLEMENT IS DATED July 8, 2011.

Please keep this supplement for future reference.

Aberdeen Funds

Supplement to the Aberdeen Funds’ Statement of Additional Information dated February 28, 2011, as supplemented.

The portion of the portfolio managers ownership of funds managed chart that appears on page 121 is replaced with the following:

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Paul Atkinson	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Ralph Bassett	Equity Long-Short Fund	$1-$10,000
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Douglas Burtnick	Equity Long-Short Fund	$50,001-$100,000
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Richard Fonash	Optimal Allocations Fund: Defensive	$10,001-$50,000
	Optimal Allocations Fund: Growth	$0
	Optimal Allocations Fund: Moderate	$10,001-$50,000
	Optimal Allocations Fund: Moderate Growth	$0
	Optimal Allocations Fund: Specialty	$10,001-$50,000
Jason Kotik	Equity Long-Short Fund	$1-$10,000
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Joseph McFadden	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Robert Mattson	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Allison Mortensen	Optimal Allocations Fund: Defensive	$0
	Optimal Allocations Fund: Growth	$0
	Optimal Allocations Fund: Moderate	$0
	Optimal Allocations Fund: Moderate Growth	$0
	Optimal Allocations Fund: Specialty	$10,001-$50,000
Francis Radano, III	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	U.S. Equity Fund	$0
Devan Kaloo	Emerging Markets Fund	$0

The portion of the “Other Managed Accounts” chart solely for the portfolio managers in the Aberdeen Asset Management section beginning on page A-3 is replaced with the following:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2010)
Aberdeen Asset Management
Paul Atkinson Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 4 accounts, $ 1,335.3 total assets Other Pooled Investment Vehicles: 5 accounts, $615.1 total assets Other Accounts: 5 accounts, $956.6 total assets
Ralph Bassett Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 4 accounts, $ 1,335.3 total assets Other Pooled Investment Vehicles: 5 accounts, $615.1 total assets Other Accounts: 5 accounts, $956.6 total assets
Douglas Burtnick Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 4 accounts, $ 1,335.3 total assets Other Pooled Investment Vehicles: 5 accounts, $615.1 total assets Other Accounts: 5 accounts, $956.6 total assets
Richard Fonash Optimal Allocations Fund: Defensive Optimal Allocations Fund: Growth Optimal Allocations Fund: Moderate Optimal Allocations Fund: Moderate Growth Optimal Allocations Fund: Specialty	Mutual Funds: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Jason Kotik Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 4 accounts, $ 1,335.3 total assets Other Pooled Investment Vehicles: 5 accounts, $615.1 total assets Other Accounts: 5 accounts, $956.6 total assets
Joseph McFadden Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 4 accounts, $ 1,335.3 total assets Other Pooled Investment Vehicles: 5 accounts, $615.1 total assets Other Accounts: 5 accounts, $956.6 total assets
Robert Mattson Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 4 accounts, $ 1,335.3 total assets Other Pooled Investment Vehicles: 5 accounts, $615.1 total assets Other Accounts: 5 accounts, $956.6 total assets
Allison Mortensen Optimal Allocations Fund: Defensive Optimal Allocations Fund: Growth Optimal Allocations Fund: Moderate Optimal Allocations Fund: Moderate Growth Optimal Allocations Fund: Specialty	Mutual Funds: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Francis Radano, III Equity Long-Short Fund Small Cap Fund U.S. Equity Fund	Mutual Funds: 4 accounts, $ 1,335.3 total assets Other Pooled Investment Vehicles: 5 accounts, $615.1 total assets Other Accounts: 5 accounts, $956.6 total assets
Christopher Gagnier Core Fixed Income Fund Tax-Free Income Fund	Mutual Funds: 6 accounts, $1,401.9 total assets Other Pooled Investment Vehicles: 13 accounts, $2,769.2 total assets Other Accounts: 68 accounts, $10,906.9 total assets
Neil Moriarty	Mutual Funds: 7 accounts, $ 1,526.6 total assets

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2010)
Core Fixed Income Fund Ultra-Short Duration Bond Fund	Other Pooled Investment Vehicles: 14 accounts, $2,818.9 total assets Other Accounts: 68 accounts, $10,906.9 total assets
Oliver Boulind Core Fixed Income Fund Ultra-Short Duration Bond Fund	Mutual Funds: 7 accounts, $ 1,526.6 total assets Other Pooled Investment Vehicles: 14 accounts, $2,818.9 total assets Other Accounts: 68 accounts, $10,906.9 total assets
Stephen R. Cianci Core Fixed Income Fund Ultra-Short Duration Bond Fund	Mutual Funds: 7 accounts, $ 1,526.6 total assets Other Pooled Investment Vehicles: 14 accounts, $2,818.9 total assets Other Accounts: 68 accounts, $10,906.9 total assets
Timothy Vile Core Fixed Income Fund	Mutual Funds: 7 accounts, $ 1,526.6 total assets Other Pooled Investment Vehicles: 14 accounts, $2,818.9 total assets Other Accounts: 68 accounts, $10,906.9 total assets
Michael Degernes Tax-Free Income Fund Ultra-Short Duration Bond Fund	Mutual Funds: 7 accounts, $1,587.8 total assets Other Pooled Investment Vehicles: 14 accounts, $2,818.9 total assets Other Accounts: 68 accounts, $10,906.9 total assets
Edward Grant Tax-Free Income Fund	Mutual Funds: 7 accounts, $1,587.8 total assets Other Pooled Investment Vehicles: 14 accounts, $2,818.9 total assets Other Accounts: 68 accounts, $10,906.9 total assets
James Faunce Tax-Free Income Fund	Mutual Funds: 7 accounts, $1,587.8 total assets Other Pooled Investment Vehicles: 14 accounts, $2,818.9 total assets Other Accounts: 68 accounts, $10,906.9 total assets
William Hines Tax-Free Income Fund	Mutual Funds: 7 accounts, $1,587.8 total assets Other Pooled Investment Vehicles: 14 accounts, $2,818.9 total assets Other Accounts: 68 accounts, $10,906.9 total assets
Kam Poon Ultra-Short Duration Bond Fund	Mutual Funds: 8 accounts, $1,712.6 total assets Other Pooled Investment Vehicles: 14 accounts, $2,818.9 total assets Other Accounts: 68 accounts, $10,906.9 total assets

THIS SUPPLEMENT IS DATED July 8, 2011.

Please keep this supplement for future reference.